Share-based payments - Restricted Stock Units (Details) - Restricted Stock Units (RSU) € / shares in Units, € in Thousands			1 Months Ended	6 Months Ended
	May 24, 2023 € / shares	May 24, 2023 $ / shares	May 31, 2023	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2022 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of bonus receivable in award				50.00%
RSU vesting period			3 years	3 years
Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU vesting period				3 years
Fair value of options granted (in EUR per share) | (per share)	€ 1.97	$ 2.13		€ 1.97
Share-based payment expenses				€ 1,330	€ 0
Long-term Incentive Plan | Eligible directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses				1,317
Long-term Incentive Plan | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses				€ 13